Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Proceeds from Sale of Loans Receivable	$ 89,500,000	$ 146,200,000	$ 9,300,000
Gain (Loss) on Sales of Loans, Net	421,000	1,147,000	64,000
Percentage Of Loan Portfolio At Fixed Interest Rate	92.00%	92.00%
Impaired Financing Receivable, Average Recorded Investment, Total			$ 26,860,000
Class "A" and "B"
Percentage Of Credit Transaction With Stockholders	20.00%	29.00%
Outstanding Loan Portfolio With Class A And Class B Shareholder	12.00%	18.00%
Total Outstanding Shares In Percentage	3.50%